INCOME TAXES (Details 2) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Income Taxes Details 2
Non-capital losses carried forward	$ 2,741,000	$ 2,017,000
Equipment and other	2,000	1,000
Investments		(5,000)
Exploration and evaluation assets	734,000	706,000
Unrecognized deductible temporary differences	$ 3,477,000	$ 2,719,000